                                  SEMI-ANNUAL REPORT


                                      [logo]

                                 SM&R MUTUAL FUNDS
                                    EQUITY FUNDS


                                    GROWTH FUND


                                 EQUITY INCOME FUND


                                   BALANCED FUND




           "Financial statements contained herein are included for the general information of our shareholders. This report is not authorized for distribution to prospective investors unless preceded or
                       accompanied by an effective prospectus."


                                                         Semi-Annual Report
                                                         June 30, 1999

                            (This page has been left blank intentionally.)

SCHEDULE OF INVESTMENTS  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
SM&R GROWTH FUND

COMMON STOCK                     SHARES         VALUE
AUTO & TRUCK MANUFACTURERS--1.46%
DaimlerChrysler AG                   8,541  $     759,081
Ford Motor Company                  24,800      1,399,650
General Motors Corporation          14,700        970,200
                                            -------------
                                                3,128,931
AUTO PARTS MANUFACTURERS--0.09%
Delphi Automotive Systems
 Corporation                        10,274        190,711
BANKS--6.03%
Bank of America Corporation         40,000      2,932,500
Comerica, Incorporated              40,000      2,377,500
Morgan (J.P.) & Company             15,000      2,107,500
PNC Bank Corporation                30,000      1,728,750
U.S. Bancorp                        60,700      2,063,800
Wells Fargo Company                 40,000      1,710,000
                                            -------------
                                               12,920,050
BEVERAGES--2.10%
Anheuser-Busch Companies,
 Incorporated                       37,000      2,624,687
Coca-Cola Company                   30,000      1,875,000
                                            -------------
                                                4,499,687
CHEMICALS--1.81%
Cabot Corporation                   30,000        725,625
Hercules, Incorporated              30,600      1,202,962
Praxair, Incorporated               40,000      1,957,500
                                            -------------
                                                3,886,087
COMMUNICATIONS EQUIPMENT--6.03%
Lucent Technologies,
 Incorporated                      148,063      9,984,965
Nortel Networks Corporation         34,000      2,951,625
                                            -------------
                                               12,936,590
COMPUTER RELATED--7.79%
Apple Computer, Incorporated*       24,200      1,120,763
Cisco Systems, Incorporated*        75,000      4,837,500
EMC Corporation*                    45,000      2,475,000
Sun Microsystems,
 Incorporated*                     120,000      8,265,000
                                            -------------
                                               16,698,263
COMPUTER SOFTWARE--9.83%
BMC Software, Incorporated*         80,000      4,320,000
Microsoft Corporation*              98,000      8,838,375
Network Associates,
 Incorporated*                      22,500        330,469
Novell, Incorporated*              166,000      4,399,000
VERITAS Software Corporation*       30,800      2,924,075
ZipLink, Incorporated*              20,000        250,000
                                            -------------
                                               21,061,919
COSMETICS & TOILETRIES--1.84%
Procter & Gamble Company            44,200      3,944,850

COMMON STOCK                     SHARES         VALUE
DIVERSIFIED--1.08%
AlliedSignal, Incorporated          23,000  $   1,449,000
Coltec Industries,
 Incorporated*                      40,000        867,500
                                            -------------
                                                2,316,500
DRUGS--1.38%
Merck & Company, Incorporated       40,000      2,960,000
ELECTRICAL EQUIPMENT--4.05%
General Electric Company            63,000      7,119,000
Solectron Corporation*              23,300      1,553,819
                                            -------------
                                                8,672,819
ENVIRONMENTAL--2.38%
Republic Services,
 Incorporated (Class A)*            80,000      1,980,000
Waste Management,
 Incorporated                       58,000      3,117,500
                                            -------------
                                                5,097,500
EXPLORATION & DRILLING--0.97%
Global Marine, Incorporated*        32,000        494,000
Kerr-McGee Corporation              13,000        652,438
Tidewater, Incorporated             17,000        518,500
Union Pacific Resources
 Group, Incorporated                25,408        414,468
                                            -------------
                                                2,079,406
FINANCIAL SERVICES--3.30%
American General Corporation        20,000      1,507,500
Associates First Capital
 Corporation                        12,998        575,974
Countrywide Credit
 Industries, Incorporated           44,000      1,881,000
Morgan Stanley, Dean Witter,
 Discover and Company               20,000      2,050,000
Reliance Group Holdings,
 Incorporated                      142,000      1,056,125
                                            -------------
                                                7,070,599
FOOD PRODUCERS--4.50%
IBP, Incorporated                   58,000      1,377,500
Interstate Bakeries
 Corporation                        66,000      1,480,875
McCormick & Company,
 Incorporated                       58,000      1,830,625
Smithfield Foods,
 Incorporated*                      65,000      2,173,438
Tyson Foods, Incorporated           30,000        675,000
Universal Foods Corporation        100,000      2,112,500
                                            -------------
                                                9,649,938
FOOD RETAILERS--2.19%
Albertson's, Incorporated           40,000      2,062,500
Safeway, Incorporated*              53,000      2,623,500
                                            -------------
                                                4,686,000
FURNITURE/APPLIANCE/TOOLS--1.12%
Black & Decker Corporation          38,200      2,411,375

SCHEDULE OF INVESTMENTS  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
SM&R GROWTH FUND, CONTINUED

COMMON STOCK                     SHARES         VALUE
HEALTHCARE DISTRIBUTORS--1.01%
Bergen Brunswig Corporation
 (Class A)                          82,500  $   1,423,125
McKesson HBOC, Incorporated         22,940        736,947
                                            -------------
                                                2,160,072
HOMEBUILDING/SUPPLIES--0.48%
Centex Corporation                  27,700      1,040,481
INSURANCE COMPANIES--4.42%
CIGNA Corporation                   33,000      2,937,000
Citigroup, Incorporated            119,250      5,664,375
Conseco, Incorporated               28,800        876,600
                                            -------------
                                                9,477,975
LEISURE TIME--0.74%
Brunswick Corporation               57,000      1,588,875
MACHINERY & EQUIPMENT--0.41%
Flowserve Corporation               47,000        890,062
MEDIA-TV/RADIO/CABLE--1.73%
MediaOne Group, Incorporated*       50,000      3,718,750
MEDICAL PRODUCTS & SUPPLIES--4.15%
Abbott Laboratories                 40,000      1,820,000
Beckman Coulter, Incorporated       18,000        875,250
Biomet, Incorporated                82,000      3,259,500
Johnson & Johnson                   30,000      2,940,000
                                            -------------
                                                8,894,750
MEDICAL SERVICES--3.02%
Aetna, Incorporated                 23,000      2,057,063
PacifiCare Health Systems,
 Incorporated (Class B)*            30,000      2,158,125
United Healthcare Corporation       36,000      2,254,500
                                            -------------
                                                6,469,688
METALS & MINING--0.19%
Kinross Gold Corporation*          240,120        405,202
NATURAL GAS--1.75%
Enron Corporation                   46,000      3,760,500
OIL DOMESTIC--2.24%
Murphy Oil Corporation              17,000        829,812
Unocal Corporation                 100,000      3,962,500
                                            -------------
                                                4,792,312
OIL INTERNATIONAL--5.60%
BP Amoco p.l.c.                     33,083      3,589,506
Chevron Corporation                 42,000      3,997,875
Elf Aquitaine ADR                   60,000      4,413,750
                                            -------------
                                               12,001,131
PHOTOGRAPHY/IMAGING--1.32%
Xerox Corporation                   48,000      2,835,000
COMMON STOCK                     SHARES         VALUE
RETAIL - DISCOUNT--1.35%
Wal-Mart Stores, Incorporated       60,000  $   2,895,000
RETAIL - GENERAL--1.67%
Federated Department Stores,
 Incorporated*                      37,000      1,958,687
J. C. Penney Company,
 Incorporated                       33,200      1,612,275
                                            -------------
                                                3,570,962
RETAIL - SPECIALTY--1.03%
Group 1 Automotive,
 Incorporated*                      70,000      1,478,750
Officemax, Incorporated*            60,500        726,000
                                            -------------
                                                2,204,750
SEMICONDUCTORS--1.86%
Intel Corporation                   67,000      3,986,500
SPECIALTY PRINTING/SERVICES--0.57%
Banta Corporation                   58,000      1,218,000
STEEL--1.65%
Allegheny Teledyne,
 Incorporated                       53,000      1,199,125
LTV Corporation                    180,000      1,203,750
USX-U. S. Steel Group               42,000      1,134,000
                                            -------------
                                                3,536,875
TELEPHONE--2.98%
Alltel Corporation                  47,000      3,360,500
U S West, Incorporated New          51,365      3,017,694
                                            -------------
                                                6,378,194
TRUCKING & SHIPPING--0.67%
USFreightways Corporation           31,000      1,435,688
                                            -------------
                TOTAL COMMON STOCK--96.79%
                       (Cost $127,474,159)    207,471,992
                                            -------------
                                  FACE
COMMERCIAL PAPER                 AMOUNT

ELECTRIC POWER--0.60%
Arizona Public Service,
 5.70%, 07/02/99               $ 1,280,000      1,279,797

FINANCIAL SERVICES--1.39%
Case Credit, 5.42%, 07/14/99       810,000        808,413
Penn Power & Light Energy
 Trust, 5.50%, 07/07/99          2,175,000      2,173,005
                                            -------------
                                                2,981,418

SCHEDULE OF INVESTMENTS  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
SM&R GROWTH FUND, CONTINUED

                                  FACE
COMMERCIAL PAPER                 AMOUNT         VALUE

RETAIL - SPECIALTY--1.20%
AutoZone, Incorporated,
 5.75%, 07/06/99               $   465,000  $     464,629
The Limited, Incorporated,
 5.30%, 07/01/99                 2,097,000      2,097,000
                                            -------------
                                                2,561,629
                                            -------------
             TOTAL COMMERCIAL PAPER--3.19%
                         (Cost $6,822,844)      6,822,844
                                            -------------
                 TOTAL INVESTMENTS--99.98%
                       (Cost $134,297,003)    214,294,836
               CASH AND OTHER ASSETS, LESS
                        LIABILITIES--0.02%         47,217
                                            -------------
                       NET ASSETS--100.00%  $ 214,342,053
                                            -------------
                                            -------------
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
SM&R GROWTH FUND

ASSETS
Investments in securities, at value                                                         $   214,294,836
Cash                                                                                                 21,433
Prepaid Expenses                                                                                     82,792
Receivable for:
  Capital stock sold                                                                                 98,213
  Dividends                                                                                         120,496
  Expense reimbursement                                                                               3,761
Other assets                                                                                         93,341
                                                                                            ---------------
                                                                              TOTAL ASSETS      214,714,872
                                                                                            ---------------
LIABILITIES
  Capital stock reacquired                                                                          220,698
Accrued:
  Investment advisory fee                                                                            90,841
  Service fee                                                                                        41,981
  Distribution fee                                                                                    1,875
Other liabilities                                                                                    17,424
                                                                                            ---------------
                                                                         TOTAL LIABILITIES          372,819
                                                                                            ---------------
                                             NET ASSETS (applicable to shares outstanding)  $   214,342,053
                                                                                            ---------------
                                                                                            ---------------
NET ASSETS:
Class A                                                                                     $     1,607,040
-----------------------------------------------------------------------------------------------------------
Class B                                                                                     $       782,125
-----------------------------------------------------------------------------------------------------------
Class C                                                                                     $        73,031
-----------------------------------------------------------------------------------------------------------
Class T                                                                                     $   211,879,857
-----------------------------------------------------------------------------------------------------------
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                                                200,000,000.000
  Outstanding                                                                                   255,590.934
-----------------------------------------------------------------------------------------------------------
Class B:
  Authorized                                                                                200,000,000.000
  Outstanding                                                                                   126,800.816
-----------------------------------------------------------------------------------------------------------
Class C:
  Authorized                                                                                200,000,000.000
  Outstanding                                                                                    11,390.245
-----------------------------------------------------------------------------------------------------------
Class T:
  Authorized                                                                                100,000,000.000
  Outstanding                                                                                33,778,101.953
-----------------------------------------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share                                            $          6.29
  Offering price per share: (Net Assets value of $6.29 / 95.00%)                            $          6.62
-----------------------------------------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                                              $          6.17
-----------------------------------------------------------------------------------------------------------
Class C:
  Net asset value and redemption price per share                                            $          6.41
  Offering price per share: (Net Assets value of $6.41 / 99.00%)                            $          6.47
-----------------------------------------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share                                            $          6.27
  Offering price per share: (Net Assets value of $6.27 / 94.25%)                            $          6.65
-----------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
SM&R GROWTH FUND

INVESTMENT INCOME
Dividends                                                                                                $  1,079,465
Interest                                                                                                      173,240
                                                                                                      ------------------
                                                                             TOTAL INVESTMENT INCOME        1,252,705
EXPENSES
Investment advisory fees                                                                                      490,861
Service fees                                                                                                  226,757
Directors' fees                                                                                                11,583
Custodian and transactions fees                                                                                39,764
Audit fees                                                                                                     11,000
Qualification fees                                                                                             41,801
Shareholder reporting expenses                                                                                 25,387
Insurance expenses                                                                                             22,112
Distribution fees                                                                                               1,875
Other                                                                                                             124
                                                                                                      ------------------
                                                                                      TOTAL EXPENSES          871,264
                                                                            LESS EXPENSES REIMBURSED          (19,407)
                                                                                                      ------------------
                                                                                        NET EXPENSES          851,857
                                                                                                      ------------------
INVESTMENT INCOME--NET                                                                                        400,848
                                                                                                      ------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                                                          5,713,774
  Change in unrealized appreciation of investments for the period                                          14,631,417
                                                                                                      ------------------
NET GAIN ON INVESTMENTS                                                                                    20,345,191
                                                                                                      ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                     $ 20,746,039
                                                                                                      ------------------
                                                                                                      ------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            (UNAUDITED)
                                                                                            SIX MONTHS
                                                                                               ENDED        YEAR ENDED
                                                                                             JUNE 30,      DECEMBER 31,
                                                                                               1999            1998
                                                                                          ---------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                                   $     400,848   $  1,282,676
  Net realized gain on investments                                                             5,713,774      8,728,659
  Change in unrealized appreciation                                                           14,631,417     21,620,022
                                                                                          ---------------  ------------
  Net increase in net assets resulting from operations                                        20,746,039     31,631,357
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                                                           --             --
    Class B                                                                                           --             --
    Class C                                                                                           --             --
    Class T                                                                                     (439,038)    (1,255,603)
Capital gains
    Class T                                                                                           --    (13,647,821)
                                                                                          ---------------  ------------
    Total distributions to shareholders                                                         (439,038)   (14,903,424)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                                                    1,496,654             --
    Class B                                                                                      737,510             --
    Class C                                                                                       66,294             --
    Class T                                                                                  (11,374,614)     8,037,187
                                                                                          ---------------  ------------
    Total net capital share transactions                                                      (9,074,156)     8,037,187
                                                                                          ---------------  ------------
TOTAL INCREASE                                                                                11,232,845     24,765,120
NET ASSETS
  Beginning of period                                                                        203,109,208    178,344,088
                                                                                          ---------------  ------------
  End of period                                                                            $ 214,342,053   $203,109,208
                                                                                          ---------------  ------------
                                                                                          ---------------  ------------

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

SM&R GROWTH FUND

                                                                           CLASS T SHARES
                                      ----------------------------------------------------------------------------------------
                                       (UNAUDITED)
                                       SIX MONTHS
                                          ENDED
                                        JUNE 30,                              YEAR ENDED DECEMBER 31,
                                      -------------  -------------------------------------------------------------------------
                                          1999           1998           1997           1996           1995           1994
                                      -------------  -------------  -------------  -------------  -------------  -------------
Net Asset Value, Beginning of Period  $    5.69      $    5.24      $    4.95      $    4.39      $    3.83      $    4.15
Investment income--net                     0.01           0.04           0.06           0.05           0.08           0.06
Net realized and unrealized gain
 (loss)
 on investments                            0.58           0.85           1.03           0.73           0.88           0.15
                                      -------------  -------------  -------------  -------------  -------------  -------------
    Total from Investment Operations       0.59           0.89           1.09           0.78           0.96           0.21
Less distributions from
  Investment income--net                  (0.01)         (0.04)         (0.06)         (0.05)         (0.08)         (0.06)
  Capital gains                              --          (0.40)         (0.74)         (0.17)         (0.32)         (0.47)
                                      -------------  -------------  -------------  -------------  -------------  -------------
                 Total Distributions      (0.01)         (0.44)         (0.80)         (0.22)         (0.40)         (0.53)
                                      -------------  -------------  -------------  -------------  -------------  -------------
Net Asset Value, End of Period        $    6.27      $    5.69      $    5.24      $    4.95      $    4.39      $    3.83
                                      -------------  -------------  -------------  -------------  -------------  -------------
                                      -------------  -------------  -------------  -------------  -------------  -------------
                        Total Return      10.43%**       18.35%         22.24%         17.64%         25.20%          4.98%
                                      -------------  -------------  -------------  -------------  -------------  -------------
                                      -------------  -------------  -------------  -------------  -------------  -------------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
 DATA
Net Assets, end of period (000's
 omitted)                             $ 211,880      $ 203,109      $ 178,344      $ 152,758      $ 134,821      $ 113,250
Ratio of expenses to average
 net assets                                0.85%*         0.85%          0.96%          1.15%          0.98%          0.97%
Ratio of net investment income to
 average net assets                        0.40%*         0.69%          1.03%          1.02%          1.67%          1.46%
Portfolio turnover rate                    7.63%         27.31%         46.79%         18.72%         37.00%         46.26%

                                                                                        (UNAUDITED)
                                                                     -------------------------------------------------
                                                                     CLASS A SHARES   CLASS B SHARES   CLASS C SHARES
                                                                     ---------------  ---------------  ---------------
                                                                       PERIOD FROM      PERIOD FROM      PERIOD FROM
                                                                     JANUARY 1, 1999  JANUARY 1, 1999  JANUARY 1, 1999
                                                                           TO               TO               TO
                                                                        JUNE 30,         JUNE 30,         JUNE 30,
                                                                     ---------------  ---------------  ---------------

                                                                          1999             1999             1999
                                                                     ---------------  ---------------  ---------------
Net Asset Value, Beginning of Period                                  $    5.69        $    5.69        $    5.69
Investment income--net                                                       --            (0.01)           (0.02)
Net realized and unrealized gain (loss) on investments                     0.60             0.49             0.74
                                                                        -------          -------          -------
                                   Total from Investment Operations        0.60             0.48             0.72
Less distributions from
  Investment income--net                                                     --               --               --
                                                                        -------          -------          -------
                                                Total Distributions        0.00             0.00             0.00
                                                                        -------          -------          -------
Net Asset Value, End of Period                                        $    6.29        $    6.17        $    6.41
                                                                        -------          -------          -------
                                                                        -------          -------          -------
                                                    Total Return **       10.54%            8.44%           12.65%
                                                                        -------          -------          -------
                                                                        -------          -------          -------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)                             $   1,607        $     782        $      73
Ratio of expenses to average net assets *                                  1.48%            1.97%            2.23%
Ratio of net investment income to average net assets *                    (0.34)%          (0.82)%          (1.01)%
Portfolio turnover rate                                                    7.63%            7.63%            7.63%

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND

COMMON STOCK                     SHARES         VALUE
AUTO & TRUCK MANUFACTURERS--5.42%
DaimlerChrysler AG                  34,292  $   3,047,702
Ford Motor Company                 133,881      7,555,909
General Motors Corporation          28,000      1,848,000
                                            -------------
                                               12,451,611
AUTO PARTS MANUFACTURERS--0.16%
Delphi Automotive Systems
 Corporation                        19,570        363,268

BANKS--9.16%
Bank of America Corporation         60,000      4,398,750
Comerica, Incorporated              34,500      2,050,594
Morgan (J.P.) & Company              9,500      1,334,750
PNC Bank Corporation                33,400      1,924,675
TCF Financial Corporation           90,000      2,508,750
U.S. Bancorp                       121,400      4,127,600
Wells Fargo Company                110,000      4,702,500
                                            -------------
                                               21,047,619
BEVERAGES--1.54%
Anheuser-Busch Companies,
 Incorporated                       50,000      3,546,875

CHEMICALS--2.86%
Goodrich (B.F.) Company             75,000      3,187,500
Hercules, Incorporated              32,600      1,281,587
Praxair, Incorporated               43,000      2,104,313
                                            -------------
                                                6,573,400
CONSTRUCTION--0.18%
Foster Wheeler Corporation          30,000        423,750

DIVERSIFIED--0.69%
AlliedSignal, Incorporated          25,000      1,575,000

DRUGS--2.77%
Schering-Plough Corporation        120,000      6,360,000
ELECTRICAL EQUIPMENT--0.80%
York International
 Corporation                        43,000      1,840,938

ELECTRIC POWER--1.91%
Constellation Energy Group          26,300        779,137
DTE Energy Company                  65,000      2,600,000
UtiliCorp United,
 Incorporated                       42,000      1,021,125
                                            -------------
                                                4,400,262
ELECTRONICS/INSTRUMENTS--1.53%
Raytheon Company (Class B)          50,000      3,518,750

ENVIRONMENTAL--0.85%
Waste Management,
 Incorporated                       36,250      1,948,438

EXPLORATION & DRILLING--1.55%
Kerr-McGee Corporation              27,200      1,365,100
Tidewater, Incorporated             40,000      1,220,000
Union Pacific Resources
 Group, Incorporated                60,000        978,750
                                            -------------
                                                3,563,850

COMMON STOCK                     SHARES         VALUE
FINANCIAL SERVICES--6.57%
Associates First Capital
 Corporation                        70,176  $   3,109,674
Morgan Stanley, Dean Witter,
 Discover and Company               90,000      9,225,000
Omega Healthcare Investors,
 Incorporated                       60,000      1,548,750
Omega Worldwide,
 Incorporated*                      19,893         80,815
Reliance Group Holdings,
 Incorporated                      152,000      1,130,500
                                            -------------
                                               15,094,739
FOODS PRODUCERS--3.05%
ConAgra, Incorporated               40,000      1,065,000
Interstate Bakeries
 Corporation                        73,000      1,637,938
McCormick & Company,
 Incorporated                       70,000      2,209,375
Universal Foods Corporation         99,600      2,104,050
                                            -------------
                                                7,016,363
FOODS RETAILERS--1.23%
Albertson's, Incorporated           55,000      2,835,937

FURNITURE/APPLIANCES--3.03%
Black & Decker Corporation          40,000      2,525,000
Whirlpool Corporation               60,000      4,440,000
                                            -------------
                                                6,965,000
HEALTHCARE DISTRIBUTORS--0.85%
Bergen Brunswig Corporation
 (Class A)                         112,500      1,940,625

INSURANCE--4.36%
CIGNA Corporation                   36,600      3,257,400
Citigroup, Incorporated            122,250      5,806,875
Conseco, Incorporated               31,100        946,606
                                            -------------
                                               10,010,881
LEISURE TIME--0.77%
Brunswick Corporation               63,200      1,761,700

MACHINERY & EQUIPMENT--2.14%
Deere & Company                    100,000      3,962,500
Flowserve Corporation               51,000        965,812
                                            -------------
                                                4,928,312
MEDICAL PRODUCTS & SUPPLIES--2.57%
Abbott Laboratories                130,000      5,915,000

METALS & MINING--0.59%
Cyprus Amax Minerals Company        90,000      1,366,875

NATURAL GAS--1.74%
Enron Corporation                   49,000      4,005,750

OIL DOMESTIC--0.34%
Murphy Oil Corporation              16,100        785,881

SCHEDULE OF INVESTMENTS  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND, CONTINUED

COMMON STOCK                     SHARES         VALUE
OIL INTERNATIONAL--12.42%
BP Amoco p.l.c.                     23,555  $   2,555,718
Chevron Corporation                 30,000      2,855,625
Elf Aquitaine ADR                   72,000      5,296,500
Exxon Corporation                   40,000      3,085,000
Royal Dutch Petroleum Company      100,000      6,025,000
Schlumberger Limited                90,000      5,731,875
Texaco, Incorporated                48,000      3,000,000
                                            -------------
                                               28,549,718
PAPER/FOREST PRODUCTS--1.79%
Glatfelter (P.H.) Company           94,000      1,374,750
Weyerhaeuser Company                40,000      2,750,000
                                            -------------
                                                4,124,750
PHOTOGRAPHY/IMAGING--1.34%
Xerox Corporation                   52,000      3,071,250

PRINTING & PUBLISHING--0.85%
Deluxe Corporation                  50,000      1,946,875

REAL ESTATE/REITS--3.74%
CenterPoint Properties
 Corporation                        63,000      2,307,375
Crescent Real Estate Equities
 Company                            65,000      1,543,750
HRPT Properties Trust              100,000      1,531,250
Hospitality Properties Trust        50,000      1,356,250
Liberty Trust Properties            75,000      1,865,625
                                            -------------
                                                8,604,250
RESTAURANTS--0.47%
Applebee's International,
 Incorporated                       36,000      1,084,500

RETAIL - GENERAL--1.40%
J. C. Penney Company,
 Incorporated                       66,400      3,224,550

SPECIALTY PRINTING/SERVICES--0.58%
Banta Corporation                   63,000      1,323,000

STEEL--1.74%
Allegheny Teledyne,
 Incorporated                       60,000      1,357,500
LTV Corporation                    200,000      1,337,500
USX-U. S. Steel Group               48,000      1,296,000
                                            -------------
                                                3,991,000
TELECOM - CELLULAR--1.98%
GTE Corporation                     60,000      4,545,000
COMMON STOCK                     SHARES         VALUE

TELEPHONE UTILITY--2.86%
Alltel Corporation                  51,000  $   3,646,500
US West, Incorporated New           50,000      2,937,500
                                            -------------
                                                6,584,000
TOBACCO--1.37%
Nabisco Group Holdings
 Corporation                        41,248        806,914
R.J. Reynolds Tobacco
 Holdings, Incorporated             13,749        433,104
UST, Incorporated                   65,000      1,901,250
                                            -------------
                                                3,141,268
TRANSPORT, TRUCKING & SHIPPING--0.69%
USFreightways Corporation           34,000      1,574,625
                                            -------------
                TOTAL COMMON STOCK--87.89%
                       (Cost $130,335,348)    202,005,610
                                            -------------
CONVERTIBLE PREFERRED STOCK

FINANCIAL SERVICES--0.53%
ProLogis Trust                      47,000      1,219,062

INSURANCE COMPANIES--0.51%
St Paul Capital LLC                 20,000      1,175,000

OIL DOMESTIC--1.49%
Unocal Capital Trust                61,000      3,416,000
                                            -------------
                         TOTAL CONVERTIBLE
                    PREFERRED STOCK--2.53%
                         (Cost $5,414,752)      5,810,062
                                            -------------
                                  FACE
COMMERCIAL PAPER                 AMOUNT

CONTAINERS--0.87%
Crown Cork & Seal Company,
 Incorporated, 5.10%,
 07/02/99                      $ 2,000,000      1,999,715

ELECTRIC POWER--0.54%
Indiana Michigan Power
 Company, 5.65%, 07/13/99        1,233,000      1,230,677

FINANCIAL SERVICES--4.92%
Case Credit, 5.42%, 07/14/99     2,684,000      2,678,741
Case Credit, 5.50%, 07/20/99     1,606,000      1,601,334
Penn Power & Light Energy
 Trust, 5.15%, 07/01/99          1,784,000      1,784,000

SCHEDULE OF INVESTMENTS  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND, CONTINUED

                                  FACE
COMMERCIAL PAPER                 AMOUNT         VALUE
Penn Power & Light Energy
 Trust, 5.47%, 07/21/99        $ 2,855,000  $   2,846,323
Textron Financial
 Corporation, 5.12%, 07/07/99    2,405,000      2,402,942
                                            -------------
                                               11,313,340
METAL PRODUCTS--0.97%
Reynolds Metals Company,
 5.15%, 07/06/99                 2,242,000      2,240,393

PROFESSIONAL SERVICE--1.24%
Service Corp International,
 5.45%, 07/08/99                 2,851,000      2,847,975

RETAIL - SPECIALTY--1.00%
Mattel, Incorporated, 5.18%,
 07/12/99                        1,042,000      1,040,349
The Limited, Incorported,
 5.30%, 07/09/99                 1,257,000      1,255,519
                                            -------------
                                                2,295,868
                                            -------------
             TOTAL COMMERCIAL PAPER--9.54%
                        (Cost $21,927,968)     21,927,968
                                            -------------
                 TOTAL INVESTMENTS--99.96%
                       (Cost $157,678,068)    229,743,640
               CASH AND OTHER ASSETS, LESS
                        LIABILITIES--0.04%         90,270
                                            -------------
                       NET ASSETS--100.00%  $ 229,833,910
                                            -------------
                                            -------------
ABBREVIATIONS
ADR--American Depository Receipt
REIT--Real Estate Investment Trust
*--Non-income producing securities

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND

ASSETS
Investments in securities, at value                                                         $   229,743,640
Cash                                                                                                  8,147
Prepaid Expenses                                                                                     57,181
Receivable for:
  Capital stock sold                                                                                 98,029
  Dividends                                                                                         282,928
  Expense reimbursement                                                                               3,417
Other assets                                                                                         62,725
                                                                                            ---------------
                                                                              TOTAL ASSETS      230,256,067
                                                                                            ---------------
LIABILITIES
Capital stock reacquired                                                                            219,762
Accrued:
  Investment advisory fee                                                                           136,737
  Service fee                                                                                        44,510
  Distribution fee                                                                                    4,725
Other liabilities                                                                                    16,423
                                                                                            ---------------
                                                                         TOTAL LIABILITIES          422,157
                                                                                            ---------------
                                             NET ASSETS (applicable to shares outstanding)  $   229,833,910
                                                                                            ---------------
                                                                                            ---------------
NET ASSETS:
Class A                                                                                     $     2,227,494
-----------------------------------------------------------------------------------------------------------
Class B                                                                                     $     2,911,944
-----------------------------------------------------------------------------------------------------------
Class C                                                                                     $       203,502
-----------------------------------------------------------------------------------------------------------
Class T                                                                                     $   224,490,970
-----------------------------------------------------------------------------------------------------------
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                                                200,000,000.000
  Outstanding                                                                                    74,213.989
-----------------------------------------------------------------------------------------------------------
Class B:
  Authorized                                                                                200,000,000.000
  Outstanding                                                                                    98,898.961
-----------------------------------------------------------------------------------------------------------
Class C:
  Authorized                                                                                200,000,000.000
  Outstanding                                                                                     6,797.596
-----------------------------------------------------------------------------------------------------------
Class T:
  Authorized                                                                                 50,000,000.000
  Outstanding                                                                                 7,435,170.476
-----------------------------------------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share                                            $         30.01
  Offering price per share: (Net Assets value of $30.01 / 95.00%)                           $         31.59
-----------------------------------------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                                              $         29.44
-----------------------------------------------------------------------------------------------------------
Class C:
  Net asset value and redemption price per share                                            $         29.94
  Offering price per share: (Net Assets value of $29.94 / 99.00%)                           $         30.24
-----------------------------------------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share                                            $         30.19
  Offering price per share: (Net Assets value of $30.19 / 94.25%)                           $         32.03
-----------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
SM&R EQUITY INCOME FUND

INVESTMENT INCOME
Dividends                                                                                                    $ 2,594,699
Interest                                                                                                         553,362
                                                                                                             -----------
                                                                                    TOTAL INVESTMENT INCOME    3,148,061
EXPENSES
Investment advisory fees                                                                                         737,338
Service fees                                                                                                     240,014
Directors' fees                                                                                                   12,583
Custodian and transactions fees                                                                                   42,031
Audit fees                                                                                                        11,000
Qualification fees                                                                                                39,003
Shareholder reporting expenses                                                                                    22,272
Insurance expenses                                                                                                24,972
Distribution fees                                                                                                  4,725
Other                                                                                                                124
                                                                                                             -----------
                                                                                             TOTAL EXPENSES    1,134,062
                                                                                   LESS EXPENSES REIMBURSED      (17,895)
                                                                                                             -----------
                                                                                               NET EXPENSES    1,116,167
                                                                                                             -----------
INVESTMENT INCOME--NET                                                                                         2,031,894
                                                                                                             -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                                                             5,278,038
  Change in unrealized appreciation of investments for the period                                             11,290,269
                                                                                                             -----------
NET GAIN ON INVESTMENTS                                                                                       16,568,307
                                                                                                             -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                         $18,600,201
                                                                                                             -----------
                                                                                                             -----------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            (UNAUDITED)
                                                                                            SIX MONTHS
                                                                                               ENDED        YEAR ENDED
                                                                                             JUNE 30,      DECEMBER 31,
                                                                                               1999            1998
                                                                                          ---------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                                   $   2,031,894   $  4,709,723
  Net realized gain on investments                                                             5,278,038      7,281,961
  Change in unrealized appreciation                                                           11,290,269     11,740,055
                                                                                          ---------------  ------------
  Net increase in net assets resulting from operations                                        18,600,201     23,731,739
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                                                       (5,419)            --
    Class B                                                                                       (4,325)            --
    Class C                                                                                         (285)            --
    Class T                                                                                   (1,968,374)    (4,712,876)
  Capital gains
    Class T                                                                                           --    (10,909,343)
                                                                                          ---------------  ------------
    Total distributions to shareholders                                                       (1,978,403)   (15,622,219)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                                                    2,126,201             --
    Class B                                                                                    2,797,490             --
    Class C                                                                                      195,951             --
    Class T                                                                                  (10,887,501)    12,183,537
                                                                                          ---------------  ------------
    Total net capital share transactions                                                      (5,767,859)    12,183,537
                                                                                          ---------------  ------------
TOTAL INCREASE                                                                                10,853,939     20,293,057
NET ASSETS
  Beginning of period                                                                        218,979,971    198,686,914
                                                                                          ---------------  ------------
  End of period                                                                            $ 229,833,910   $218,979,971
                                                                                          ---------------  ------------
                                                                                          ---------------  ------------

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

SM&R EQUITY INCOME FUND

                                                                       CLASS T SHARES
                                  ----------------------------------------------------------------------------------------
                                   (UNAUDITED)
                                   SIX MONTHS
                                      ENDED
                                    JUNE 30,                              YEAR ENDED DECEMBER 31,
                                  -------------  -------------------------------------------------------------------------
                                      1999           1998           1997           1996           1995           1994
                                  -------------  -------------  -------------  -------------  -------------  -------------
Net Asset Value, Beginning of
 Period                           $   28.02      $   26.99      $   25.05      $   22.59      $   18.90      $   21.66
Investment income--net                 0.27           0.62           0.63           0.58           0.62           0.62
Net realized and unrealized gain
 (loss) on investments                 2.16           2.50           4.96           3.10           4.82          (0.75)
                                  -------------  -------------  -------------  -------------  -------------  -------------
Total from Investment Operations       2.43           3.12           5.59           3.68           5.44          (0.13)
Less distributions from
  Investment income--net              (0.26)         (0.62)         (0.64)         (0.58)         (0.63)         (0.61)
  Capital gains                          --          (1.47)         (3.01)         (0.64)         (1.12)         (2.02)
                                  -------------  -------------  -------------  -------------  -------------  -------------
             Total Distributions      (0.26)         (2.09)         (3.65)         (1.22)         (1.75)         (2.63)
                                  -------------  -------------  -------------  -------------  -------------  -------------
Net Asset Value, End of Period    $   30.19      $   28.02      $   26.99      $   25.05      $   22.59      $   18.90
                                  -------------  -------------  -------------  -------------  -------------  -------------
                                  -------------  -------------  -------------  -------------  -------------  -------------
                    Total Return       8.72%**       12.11%         22.72%         16.46%         29.12%         (0.61)%
                                  -------------  -------------  -------------  -------------  -------------  -------------
                                  -------------  -------------  -------------  -------------  -------------  -------------
RATIOS (IN PERCENTAGES)/
 SUPPLEMENTAL DATA
Net Assets, end of period (000's
 omitted)                         $ 224,491      $ 218,980      $ 198,687      $ 165,786      $ 141,058      $ 114,231
Ratio of expenses to average net
 assets                                1.05%*         1.01%          1.05%          1.10%          1.12%          1.12%
Ratio of net investment income
 to average net assets                 1.87%*         2.22%          2.28%          2.42%          2.89%          2.86%
Portfolio turnover rate                4.77%         19.29%         39.14%         27.07%         44.00%         52.46%

                                                                                      (UNAUDITED)
                                                                -------------------------------------------------------
                                                                 CLASS A SHARES     CLASS B SHARES     CLASS C SHARES
                                                                -----------------  -----------------  -----------------
                                                                   PERIOD FROM        PERIOD FROM        PERIOD FROM
                                                                 JANUARY 1, 1999    JANUARY 1, 1999    JANUARY 1, 1999
                                                                       TO                 TO                 TO
                                                                    JUNE 30,           JUNE 30,           JUNE 30,
                                                                -----------------  -----------------  -----------------
                                                                      1999               1999               1999
                                                                -----------------  -----------------  -----------------
Net Asset Value, Beginning of Period                              $   28.02          $   28.02          $   28.02
Investment income--net                                                 0.10               0.06               0.05
Net realized and unrealized gain (loss) on investments                 1.99               1.42               1.92
                                                                     ------             ------             ------
                              Total from Investment Operations         2.09               1.48               1.97
Less distributions from
  Investment income--net                                              (0.10)             (0.06)             (0.05)
                                                                     ------             ------             ------
                                           Total Distributions        (0.10)             (0.06)             (0.05)
                                                                     ------             ------             ------
Net Asset Value, End of Period                                    $   30.01          $   29.44          $   29.94
                                                                     ------             ------             ------
                                                                     ------             ------             ------
                                               Total Return **         7.45%              5.28%              7.02%
                                                                     ------             ------             ------
                                                                     ------             ------             ------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)                         $   2,227          $   2,912          $     204
Ratio of expenses to average net assets *                              1.48%              1.97%              2.22%
Ratio of net investment income to average net assets *                 1.33%              0.86%              0.64%
Portfolio turnover rate                                                4.77%              4.77%              4.77%

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

SCHEDULE OF INVESTMENTS  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
SM&R BALANCED FUND

COMMON STOCK                       SHARES        VALUE
AUTO & TRUCK MANUFACTURERS--1.75%
DaimlerChrysler AG                     1,621  $    144,066
Ford Motor Company                     3,300       186,244
General Motors Corporation             3,000       198,000
                                              ------------
                                                   528,310
AUTO PARTS MANUFACTURERS--0.13%
Delphi Automotive Systems
 Corporation                           2,096        38,907

BANKS--3.72%
Bank of America Corporation            5,000       366,562
Comerica, Incorporated                 3,750       222,891
PNC Bank Corporation                   3,200       184,400
U.S. Bancorp                           5,300       180,200
Wells Fargo Company                    4,000       171,000
                                              ------------
                                                 1,125,053
BEVERAGES--0.70%
Anheuser-Busch Companies,
 Incorporated                          3,000       212,812

CHEMICALS--0.93%
Hercules, Incorporated                 2,800       110,075
Praxair, Incorporated                  3,500       171,281
                                              ------------
                                                   281,356
COMMUNICATIONS EQUIPMENT--1.90%
Lucent Technologies,
 Incorporated                          6,600       445,087
Nortel Networks Corporation            1,500       130,219
                                              ------------
                                                   575,306
COMPUTER RELATED--4.53%
Cisco Systems, Incorporated*           6,000       387,000
EMC Corporation*                       6,600       363,000
Sun Microsystems, Incorporated*        9,000       619,875
                                              ------------
                                                 1,369,875
COMPUTER SOFTWARE--4.75%
Microsoft Corporation*                 8,800       793,650
Network Associates,
 Incorporated*                         3,000        44,062
Novell, Incorporated*                  7,200       190,800
VERITAS Software Corporation*          4,300       408,231
                                              ------------
                                                 1,436,743
CONSTRUCTION--0.16%
Foster Wheeler Corporation             3,500        49,437
COSMETICS & TOILETRIES--2.24%
Procter & Gamble Company               7,600       678,300

DIVERSIFIED--1.05%
AlliedSignal, Incorporated             3,100       195,300
Coltec Industries,
 Incorporated*                         5,600       121,450
                                              ------------
                                                   316,750

COMMON STOCK                       SHARES        VALUE
DRUGS--2.75%
Warner-Lambert Company                12,000  $    832,500

ELECTRICAL EQUIPMENT--2.75%
General Electric Company               5,400       610,200
Solectron Corporation*                 3,300       220,069
                                              ------------
                                                   830,269
ELECTRIC POWER--1.03%
Allegheny Energy, Incorporated         2,100        67,331
DTE Energy Company                     4,000       160,000
UtiliCorp United, Incorporated         3,450        83,878
                                              ------------
                                                   311,209
ENVIRONMENTAL--1.16%
Waste Management, Incorporated         6,525       350,719

EXPLORATION & DRILLING--0.59%
Global Marine, Incorporated*           2,800        43,225
Kerr-McGee Corporation                 1,200        60,225
Tidewater, Incorporated                1,500        45,750
Union Pacific Resources Group,
 Incorporated                          1,693        27,617
                                              ------------
                                                   176,817
FINANCIAL SERVICES--2.40%
American General Corporation           1,800       135,675
Associates First Capital
 Corporation                           1,728        76,572
Countrywide Credit Industries,
 Incorporated                          6,000       256,500
Morgan Stanley, Dean Witter,
 Discover and Company                  1,600       164,000
Reliance Group Holdings,
 Incorporated                         12,400        92,225
                                              ------------
                                                   724,972
FOOD PRODUCERS--2.21%
IBP, Incorporated                      5,500       130,625
Interstate Bakeries Corporation        9,000       201,937
Smithfield Foods, Incorporated*        5,000       167,187
Universal Foods Corporation            8,000       169,000
                                              ------------
                                                   668,749
FOOD RETAILERS--1.73%
Albertson's, Incorporated              3,100       159,844
Safeway, Incorporated*                 7,300       361,350
                                              ------------
                                                   521,194
HEALTHCARE DISTRIBUTORS--0.76%
Bergen Brunswig Corporation
 (Class A)                            11,500       198,375
McKesson HBOC, Incorporated              999        32,093
                                              ------------
                                                   230,468
HOMEBUILDING/SUPPLIES--0.27%
Centex Corporation                     2,200        82,638

SCHEDULE OF INVESTMENTS  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
SM&R BALANCED FUND, CONTINUED

COMMON STOCK                       SHARES        VALUE
INSURANCE COMPANIES--2.95%
CIGNA Corporation                      3,000  $    267,000
Citigroup, Incorporated               10,500       498,750
Conseco, Incorporated                  4,200       127,838
                                              ------------
                                                   893,588
LEISURE TIME--0.46%
Brunswick Corporation                  5,000       139,375

MACHINERY & EQUIPMENT--0.26%
Flowserve Corporation                  4,200        79,538

MEDIA - TV/RADIO/CABLE--1.28%
MediaOne Group, Incorporated*          5,200       386,750

MEDICAL PRODUCTS & SUPPLIES--3.73%
Abbott Laboratories                    6,000       273,000
Beckman Coulter, Incorporated          1,700        82,663
Biomet, Incorporated                   7,100       282,225
Johnson & Johnson                      5,000       490,000
                                              ------------
                                                 1,127,888
MEDICAL SERVICES--1.52%
Aetna, Incorporated                    2,100       187,819
PacifiCare Health Systems,
 Incorporated (Class B)*               1,000        71,937
United Healthcare Corporation          3,200       200,400
                                              ------------
                                                   460,156
NATURAL GAS--1.08%
Enron Corporation                      4,000       327,000

OIL DOMESTIC--0.26%
Murphy Oil Corporation                 1,600        78,100
OIL INTERNATIONAL--3.84%
BP Amoco p.l.c.                        2,646       287,091
Chevron Corporation                    4,400       418,825
Elf Aquitaine ADR                      6,200       456,088
                                              ------------
                                                 1,162,004
PAPER/FOREST PRODUCTS--0.64%
Weyerhaeuser Company                   2,800       192,500
PROFESSIONAL SERVICES--0.56%
Korn/Ferry International              10,000       170,000
COMMON STOCK                       SHARES        VALUE

RETAIL GENERAL--0.98%
Federated Department Stores,
 Incorporated*                         3,000  $    158,812
J. C. Penney Company,
 Incorporated                          2,800       135,975
                                              ------------
                                                   294,787
RETAIL - SPECIALTY--0.19%
Officemax, Incorporated*               4,900        58,800

SEMICONDUCTORS--1.10%
Intel Corporation                      5,600       333,200

SPECIALTY PRINTING/SERVICES--0.59%
Banta Corporation                      5,500       115,500
Toys 'R' Us, Incorporated*             3,000        62,063
                                              ------------
                                                   177,563
STEEL--1.01%
Allegheny Teledyne,
 Incorporated                          4,000        90,500
LTV Corporation                       16,000       107,000
USX-U. S. Steel Group                  4,000       108,000
                                              ------------
                                                   305,500
TELECOM - CELLULAR--1.00%
GTE Corporation                        4,000       303,000

TELEPHONE--2.08%
Alltel Corporation                     4,400       314,600
US West, Incorporated New              5,342       313,843
                                              ------------
                                                   628,443
TRUCKING & SHIPPING--0.41%
USFreightways Corporation              2,700       125,044
                                              ------------
                  TOTAL COMMON STOCK--61.45%
                          (Cost $11,396,463)    18,585,620
                                              ------------
CONVERTIBLE PREFERRED STOCK

OIL DOMESTIC--0.65%
Unocal Capital Trust                   3,500       196,000
                                              ------------
                           TOTAL CONVERTIBLE
                      PREFERRED STOCK--0.65%
                             (Cost $185,787)       196,000
                                              ------------

SCHEDULE OF INVESTMENTS  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
SM&R BALANCED FUND, CONTINUED

                                    FACE
BONDS AND NOTES                    AMOUNT        VALUE
FINANCIAL SERVICES--1.99%
Ford Motor Credit Company,
 6.375%, 09/15/99                $   600,000  $    600,685

GOVERNMENT AGENCIES--11.58%
Federal Home Loan Mortgage
 Corporation, 7.00%, 09/15/07      1,000,000     1,011,698
Federal Home Loan Mortgage
 Corporation, Pool #302886,
 8.00%, 05/01/17                      16,213        16,706
Federal Home Loan Mortgage
 Corporation, Pool #298759,
 8.00%, 08/01/17                     101,928       105,029
Federal Home Loan Mortgage
 Corporation, Pool #284839,
 8.50%, 01/01/17                      36,051        37,899
Federal National Mortgage
 Association, 7.55%, 04/22/02        685,000       712,651
Federal National Mortgage
 Association, 7.70%, 04/10/07      1,500,000     1,496,870
Federal National Mortgage
 Association, Pool #041669,
 8.00%, 02/01/17                      17,697        18,286
Federal National Mortgage
 Association, Pool #48974,
 8.00%, 06/01/17                     101,751       105,141
                                              ------------
                                                 3,504,280

U S TREASURY SECURITIES--10.88%
U S Treasury Bond, 6.000%,
 02/15/26                          2,350,000     2,285,375
U S Treasury Note, 5.875%,
 02/15/04                          1,000,000     1,005,313
                                              ------------
                                                 3,290,688
                                              ------------
               TOTAL BONDS AND NOTES--24.45%
                           (Cost $7,076,038)     7,395,653
                                              ------------

                                    FACE
COMMERCIAL PAPER                   AMOUNT        VALUE
ELECTRIC POWER--2.68%
Indiana Michigan Power Company,
 5.70%, 07/06/99                 $   810,000  $    809,359

ENERGY - MISCELLANEOUS--1.90%
Penn Fuel Corporation, 5.30%,
 07/01/99                            576,000       576,000

FINANCIAL SERVICES--4.25%
Case Credit, 5.42%, 07/14/99         419,000       418,179
Case Credit, 5.50%, 07/20/99         870,000       867,472
                                              ------------
                                                 1,285,651

PRINTING/PUBLISHING/NEWSPAPER--1.24%
Cox Enterprises, Incorporated,
 5.75%, 07/07/99                     374,000       373,642

RETAIL - SPECIALTY--2.80%
The Limited, Incorporated,
 5.30%, 07/02/99                     847,000       846,875
                                              ------------
              TOTAL COMMERCIAL PAPER--12.87%
                           (Cost $3,891,527)     3,891,527
                                              ------------
                   TOTAL INVESTMENTS--99.42%
                          (Cost $22,549,815)    30,068,800
                 CASH AND OTHER ASSETS, LESS
                          LIABILITIES--0.58%       177,027
                                              ------------
                         NET ASSETS--100.00%  $ 30,245,827
                                              ------------
                                              ------------
ABBREVIATIONS
ADR--American Depository Receipt
*--Non-income producing securities

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
SM&R BALANCED FUND

ASSETS
Investments in securities, at value                                                         $    30,068,800
Cash                                                                                                    100
Prepaid Expenses                                                                                     38,696
Receivable for:
  Capital stock sold                                                                                  6,628
  Investment securities sold                                                                          1,916
  Dividends                                                                                          10,333
  Interest                                                                                          129,879
  Expense reimbursement                                                                               8,762
Other assets                                                                                         15,067
                                                                                            ---------------
                                                                              TOTAL ASSETS       30,280,181
                                                                                            ---------------
LIABILITIES
Capital stock reacquired                                                                              6,148
Accrued:
  Investment advisory fee                                                                            20,061
  Service fee                                                                                         6,687
  Distribution fee                                                                                    1,035
Other liabilities                                                                                       423
                                                                                            ---------------
                                                                         TOTAL LIABILITIES           34,354
                                                                                            ---------------
                                             NET ASSETS (applicable to shares outstanding)  $    30,245,827
                                                                                            ---------------
                                                                                            ---------------
NET ASSETS:
Class A                                                                                     $       902,617
-----------------------------------------------------------------------------------------------------------
Class B                                                                                     $       644,783
-----------------------------------------------------------------------------------------------------------
Class C                                                                                     $         1,233
-----------------------------------------------------------------------------------------------------------
Class T                                                                                     $    28,697,194
-----------------------------------------------------------------------------------------------------------
CAPITAL STOCK, $0.01 PAR VALUE PER SHARE:
Class A:
  Authorized                                                                                200,000,000.000
  Outstanding                                                                                    44,820.871
-----------------------------------------------------------------------------------------------------------
Class B:
  Authorized                                                                                200,000,000.000
  Outstanding                                                                                    31,686.894
-----------------------------------------------------------------------------------------------------------
Class C:
  Authorized                                                                                200,000,000.000
  Outstanding                                                                                        61.299
-----------------------------------------------------------------------------------------------------------
Class T:
  Authorized                                                                                 50,000,000.000
  Outstanding                                                                                 1,420,182.985
-----------------------------------------------------------------------------------------------------------
Class A:
  Net asset value and redemption price per share                                            $         20.14
  Offering price per share: (Net Assets value of $20.14 / 95.00%)                           $         21.20
-----------------------------------------------------------------------------------------------------------
Class B:
  Net asset value and offering price per share                                              $         20.35
-----------------------------------------------------------------------------------------------------------
Class C:
  Net asset value and redemption price per share                                            $         20.12
  Offering price per share: (Net Assets value of $20.12 / 99.00%)                           $         20.32
-----------------------------------------------------------------------------------------------------------
Class T:
  Net asset value and redemption price per share                                            $         20.21
  Offering price per share: (Net Assets value of $20.21 / 94.25%)                           $         21.44
-----------------------------------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS  Six Months Ended June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
SM&R BALANCED FUND

INVESTMENT INCOME
Dividends                                                                                                     $  119,223
Interest                                                                                                         365,907
                                                                                                              ----------
                                                                                     TOTAL INVESTMENT INCOME     485,130
EXPENSES
Investment advisory fees                                                                                         105,974
Service fees                                                                                                      35,336
Directors' fees                                                                                                   11,598
Custodian and transactions fees                                                                                   13,003
Audit fees                                                                                                         9,000
Qualification fees                                                                                                27,295
Shareholder reporting expenses                                                                                     3,940
Insurance expenses                                                                                                 4,156
Distribution fees                                                                                                  1,035
Other                                                                                                                124
                                                                                                              ----------
                                                                                              TOTAL EXPENSES     211,461
                                                                                    LESS EXPENSES REIMBURSED     (31,897)
                                                                                                              ----------
                                                                                                NET EXPENSES     179,564
                                                                                                              ----------
INVESTMENT INCOME--NET                                                                                           305,566
                                                                                                              ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                                                               192,611
  Change in unrealized appreciation of investments for the period                                                706,035
                                                                                                              ----------
NET GAIN ON INVESTMENTS                                                                                          898,646
                                                                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                          $1,204,212
                                                                                                              ----------
                                                                                                              ----------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             (UNAUDITED)
                                                                                             SIX MONTHS
                                                                                                ENDED        YEAR ENDED
                                                                                              JUNE 30,      DECEMBER 31,
                                                                                                1999            1998
                                                                                           ---------------  ------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Investment income--net                                                                    $     305,566    $  682,321
  Net realized gain on investments                                                                192,611       482,000
  Change in unrealized appreciation                                                               706,035     2,417,733
                                                                                           ---------------  ------------
  Net increase in net assets resulting from operations                                          1,204,212     3,582,054
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Investment income--net
    Class A                                                                                        (2,187)           --
    Class B                                                                                        (1,227)           --
    Class C                                                                                            (6)           --
    Class T                                                                                      (312,345)     (663,775)
  Capital gains
    Class T                                                                                            --      (908,074)
                                                                                           ---------------  ------------
    Total distributions to shareholders                                                          (315,765)   (1,571,849)
CAPITAL SHARE TRANSACTIONS--NET
    Class A                                                                                       880,631            --
    Class B                                                                                       631,333            --
    Class C                                                                                         1,206            --
    Class T                                                                                    (1,522,894)    1,518,827
                                                                                           ---------------  ------------
    Total net capital share transactions                                                           (9,724)    1,518,827
                                                                                           ---------------  ------------
TOTAL INCREASE                                                                                    878,723     3,529,032
NET ASSETS
  Beginning of period                                                                          29,367,104    25,838,072
                                                                                           ---------------  ------------
  End of period                                                                             $  30,245,827    $29,367,104
                                                                                           ---------------  ------------
                                                                                           ---------------  ------------

See notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of capital stock outstanding throughout the period.

SM&R BALANCED FUND

                                                                             CLASS T SHARES
                                        ----------------------------------------------------------------------------------------
                                         (UNAUDITED)
                                         SIX MONTHS
                                            ENDED
                                          JUNE 30,                              YEAR ENDED DECEMBER 31,
                                        -------------  -------------------------------------------------------------------------
                                            1999           1998           1997           1996           1995           1994
                                        -------------  -------------  -------------  -------------  -------------  -------------
Net Asset Value, Beginning of Period    $   19.63      $   18.32      $   17.90      $   16.85      $   14.32      $   15.35
Investment income--net                       0.21           0.48           0.57           0.49           0.49           0.45
Net realized and unrealized gain
 (loss) on investments                       0.59           1.96           2.50           1.48           2.67          (0.22)
                                        -------------  -------------  -------------  -------------  -------------  -------------
      Total from Investment Operations       0.80           2.44           3.07           1.97           3.16           0.23
Less distributions from
  Investment income--net                    (0.22)         (0.47)         (0.59)         (0.49)         (0.49)         (0.45)
  Capital gains                                --          (0.66)         (2.06)         (0.43)         (0.14)         (0.81)
                                        -------------  -------------  -------------  -------------  -------------  -------------
                   Total Distributions      (0.22)         (1.13)         (2.65)         (0.92)         (0.63)         (1.26)
                                        -------------  -------------  -------------  -------------  -------------  -------------
Net Asset Value, End of Period          $   20.21      $   19.63      $   18.32      $   17.90      $   16.85      $   14.32
                                        -------------  -------------  -------------  -------------  -------------  -------------
                                        -------------  -------------  -------------  -------------  -------------  -------------
                          Total Return       4.10%**       13.83%         17.46%         11.86%         22.29%          1.49%
                                        -------------  -------------  -------------  -------------  -------------  -------------
                                        -------------  -------------  -------------  -------------  -------------  -------------
RATIOS (IN PERCENTAGES)/SUPPLEMENTAL
 DATA
Net Assets, end of period (000's
 omitted)                               $  28,697      $  29,367      $  25,838      $  23,188      $  21,757      $  19,023
Ratio of expenses to average net
 assets                                      1.25%*         1.25%          1.26%          1.21%          1.26%          1.25%
Ratio of net investment income to
 average net assets                          2.13%*         2.55%          3.02%          2.83%          2.99%          2.91%
Portfolio turnover rate                      5.91%         16.01%         27.52%         23.78%         16.39%         46.95%

                                                                                      (UNAUDITED)
                                                                -------------------------------------------------------
                                                                 CLASS A SHARES     CLASS B SHARES     CLASS C SHARES
                                                                -----------------  -----------------  -----------------
                                                                   PERIOD FROM        PERIOD FROM        PERIOD FROM
                                                                 JANUARY 1, 1999    JANUARY 1, 1999    JANUARY 1, 1999
                                                                       TO                 TO                 TO
                                                                    JUNE 30,           JUNE 30,           JUNE 30,
                                                                -----------------  -----------------  -----------------
                                                                      1999               1999               1999
                                                                -----------------  -----------------  -----------------
Net Asset Value, Beginning of Period                              $   19.63          $   19.63          $   19.63
Investment income--net                                                 0.07               0.05               0.10
Net realized and unrealized gain (loss) on investments                 0.51               0.72               0.49
                                                                     ------             ------             ------
                              Total from Investment Operations         0.58               0.77               0.59
Less distributions from
  Investment income--net                                              (0.07)             (0.05)             (0.10)
                                                                     ------             ------             ------
                                           Total Distributions        (0.07)             (0.05)             (0.10)
                                                                     ------             ------             ------
Net Asset Value, End of Period                                    $   20.14          $   20.35          $   20.12
                                                                     ------             ------             ------
                                                                     ------             ------             ------
                                               Total Return **         2.95%              3.92%              3.03%
                                                                     ------             ------             ------
                                                                     ------             ------             ------
RATIOS (IN PERCENTAGES) SUPPLEMENTAL DATA
Net Assets, end of period (000's omitted)                         $     903          $     645          $       1
Ratio of expenses to average net assets *                              1.47%              1.97%              2.24%
Ratio of net investment income to average net assets *                 1.64%              1.18%              1.12%
Portfolio turnover rate                                                5.91%              5.91%              5.91%

*   Ratios annualized

**  Returns are not annualized

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS  June 30, 1999  (Unaudited)
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The SM&R Equity Funds (the "Funds") are diversified open-end management investment companies registered under the Investment Company Act of 1940, as amended. The Funds are comprised of the SM&R Growth Fund, Inc., SM&R Equity Income Fund, Inc. and SM&R Balanced Fund, Inc.

The Funds have adopted a Multiple Class Plan under the Investment Company Act of 1940, as amended. Each had a single class of shares, and began offering five new classes as of January 1, 1999. The existing shares are the Class T shares, and the newly offered classes are: the Class A shares subject to an initial sales charge of up to 5.00% and a distribution and shareholder servicing plan ("12b-1 Plan"); the Class B shares subject to a contingent deferred sales charge and a 12b-1 Plan; the Class C shares subject to an initial sales charge of 1.00%, a contingent deferred sales charge, and a 12b-1 Plan; the Class J shares (Network class) subject to a 12b-1 Plan, only; and the Class Y shares (Institutional class) subject to no charges. The Class J and Y shares have not commenced operations.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION:
Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Debt obligations that are issued or guaranteed by the U.S. Government, its agencies, authorities, and instrumentalities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper is stated at amortized cost, which is equivalent to value.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:
Investment transactions are accounted for on the trade date (date order to buy or sell is executed). Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Realized gains and losses from security transactions are reported on the basis of identified cost for financial reporting and federal income tax purposes.

FEDERAL INCOME TAXES:
For federal income tax purposes, each fund is treated as a separate entity. The Funds intend to comply with requirements of the Internal Revenue Code relating to regulated investment companies and intend to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is recorded in the accompanying financial statements.

CAPITAL STOCK TRANSACTIONS AND DISTRIBUTIONS TO SHAREHOLDERS:
Fund shares are sold in a continuous public offering at net asset value plus a sales charge. The Funds repurchase shares at net asset value. Dividends and other distributions are recorded by the Funds on the ex-dividend date and may be reinvested at net asset value.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES--CONTINUED
EXPENSES:
Distribution, qualification fees or other fees directly attributable to the funds' class of shares are charged to that funds class operations. All other operating expenses not directly attributable to a Funds' operations are prorated among the Funds based on the relative amount of each Funds' net assets or shareholders, and then allocated among the classes of that fund.

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICE FEES:
Securities Management and Research, Inc. ("SM&R") is the investment advisor and principal underwriter for the Funds. Investment advisory and service fees paid to SM&R are computed as a percentage of the average daily net assets as follows:

                                                                                INVESTMENT     SERVICE
NET ASSETS                                                                     ADVISORY FEE      FEE
Not exceeding $100,000,000                                                          0.750%        0.250%
Exceeding $100,000,000 but not exceeding $200,000,000                               0.625%        0.200%
Exceeding $200,000,000 but not exceeding $300,000,000                               0.500%        0.150%
Exceeding $300,000,000                                                              0.400%        0.100%

The investment advisory agreement for the Growth Fund provides for incentive fees that will increase or decrease the basic investment advisory fee, based on the performance of the fund in relation to a specified industry index for the funds with similar objectives over a rolling 36-month period. For the six months ended June 30, 1999, the investment advisory fee was decreased by approximately $202,743.

SM&R has agreed to reimburse the Funds for regular operating expenses, other than taxes, interest, and expenses directly related to the purchase and sale of investment securities, in excess of 1.25% per annum of the average daily net assets. Regular operating expenses include the advisory fee and administrative service fee, but does not include the distribution and shareholder servicing fee.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES:
The Funds have adopted a 12b-1 Plan, with respect to the Funds' Class A shares, Class B shares and Class C shares (the "Class A Plan, the "Class B Plan" and the "Class C Plan", respectively and collectively, the "Plans"). The Plans permit each class a distribution fee to compensate SM&R, or enable SM&R to compensate other persons, including Distributors, for distribution costs such as service fees paid to dealers, printing and distribution of prospectuses to prospective investors, sales literature and other sales and distribution related activities. The Funds pay compensation for Class A shares at 0.25% per annum of the average daily net assets, for Class B shares at 0.50% per annum of the average daily net assets and for Class C shares at 0.75% per annum of the average daily net assets.

The Class B and Class C Plans also permit a shareholder servicing fee of 0.25% per annum of the average daily net assets to compensate SM&R, or enable SM&R to compensate Service Providers, for providing ongoing servicing to shareholders of the Funds. For the six months ended June 30, 1999, no payments were made as compensation under the Plans.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

NOTE 2--OTHER TRANSACTIONS WITH AFFILIATES--CONTINUED
SALES CHARGES:
During the six months ended June 30, 1999, SM&R, as principal underwriter, received as sales charges on sale of shares of capital stock of the Funds and made reallowances to dealers as follows:

                                                                                    SALES
                                                                SALES              CHARGES
                                                               CHARGES          REALLOWED TO
                                                           RECEIVED BY SM&R        DEALERS
Growth                                                        $  162,815          $   1,429
Equity Income                                                 $  255,323          $   1,294
Balanced                                                      $   45,853          $     174

SM&R is a wholly-owned subsidiary of American National Insurance Company ("American National"). As of June 30, 1999, SM&R and American National had the following ownership in the Funds:

                              SM&R                AMERICAN NATIONAL
                   --------------------------  ------------------------
                                PERCENT OF                 PERCENT OF
                                  SHARES                     SHARES
                    SHARES      OUTSTANDING     SHARES     OUTSTANDING
Growth               269,742         0.79%     1,264,885        3.70%
Equity Income         17,566         0.23%            --           --
Balanced             128,822         8.61%       215,553       14.40%

NOTE 3--COST, PURCHASES AND SALES OF INVESTMENTS

Investments have the same cost for tax and financial statement purposes. Aggregate purchases and sales of investments in securities, other than commercial paper and short-term bonds and notes, were as follows:

                                                      PURCHASES        SALES
Growth                                              $  15,057,590  $  25,536,502
Equity Income                                       $   9,100,479  $  17,426,425
Balanced                                            $   1,606,358  $   3,957,464

Gross unrealized appreciation and depreciation as of June 30, 1999, were as follows:

                                                     APPRECIATION   DEPRECIATION
Growth                                               $  87,566,428  $  7,568,595
Equity Income                                        $  77,802,962  $  5,737,390
Balanced                                             $   8,168,522  $    649,537

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

NOTE 4--CAPITAL STOCK
SM&R GROWTH FUND

                                                                           (UNAUDITED)
                                                                         SIX MONTHS ENDED                      YEAR ENDED
                                                                          JUNE 30, 1999                    DECEMBER 31, 1998
                                                                  ------------------------------     ------------------------------
                                                                     SHARES           AMOUNT            SHARES           AMOUNT
                                                                  ------------     -------------     ------------     -------------
  Sale of capital shares:
    Class T                                                          1,155,634     $   6,667,622        3,216,790     $  17,622,633
    Class A                                                            271,149         1,588,491               --                --
    Class B                                                            131,245           763,449               --                --
    Class C                                                             18,274           107,115               --                --
  Investment income dividends reinvested:
    Class T                                                             70,836           427,848          218,060         1,223,816
    Class A                                                                 --                --               --                --
    Class B                                                                 --                --               --                --
    Class C                                                                 --                --               --                --
  Distributions from net realized gains reinvested:
    Class T                                                                 --                --        2,698,983        13,324,090
  Redemptions of capital shares outstanding:
    Class T                                                         (3,171,031)      (18,470,084)      (4,442,745)      (24,133,352)
    Class A                                                            (15,558)          (91,837)              --                --
    Class B                                                             (4,444)          (25,939)              --                --
    Class C                                                             (6,884)          (40,821)              --                --
                                                                  ------------     -------------     ------------     -------------
  Net increase (decrease) in capital shares outstanding             (1,550,779)    $  (9,074,156)       1,691,088     $   8,037,187
                                                                                   -------------                      -------------
                                                                                   -------------                      -------------
  Shares outstanding at beginning of period                         35,722,663                         34,031,575
                                                                  ------------                       ------------
  Shares outstanding at end of period                               34,171,884                         35,722,663
                                                                  ------------                       ------------
                                                                  ------------                       ------------
  Net assets as of June 30, 1999, are comprised of the following:
  Capital (par value and additional paid-in)                                       $ 128,579,321
  Accumulated net realized gain on investments                                         5,764,899
  Net unrealized appreciation of investments                                          79,997,833
                                                                                   -------------
  Net Assets                                                                       $ 214,342,053
                                                                                   -------------
                                                                                   -------------

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

NOTE 4--CAPITAL STOCK--CONTINUED

SM&R EQUITY INCOME FUND
                                                                          (UNAUDITED)
                                                                        SIX MONTHS ENDED                      YEAR ENDED
                                                                         JUNE 30, 1999                    DECEMBER 31, 1998
                                                                 ------------------------------     ------------------------------
                                                                    SHARES           AMOUNT            SHARES           AMOUNT
                                                                 ------------     -------------     ------------     -------------
  Sales of capital shares:
    Class T                                                           270,696     $   7,737,627        1,059,139     $  29,994,912
    Class A                                                            76,994         2,208,493               --                --
    Class B                                                           100,372         2,839,746               --                --
    Class C                                                             6,836           197,080               --                --
  Investment income dividends reinvested:
    Class T                                                            65,665         1,895,213          161,711         4,549,911
    Class A                                                               187             5,419               --                --
    Class B                                                               152             4,320               --                --
    Class C                                                                10               285               --                --
  Distributions from net realized gains reinvested:
    Class T                                                                --                --          404,882        10,559,672
  Redemptions of capital shares outstanding:
    Class T                                                          (715,141)      (20,520,341)      (1,172,234)      (32,920,958)
    Class A                                                            (2,967)          (87,711)              --                --
    Class B                                                            (1,625)          (46,576)              --                --
    Class C                                                               (48)           (1,414)              --                --
                                                                 ------------     -------------     ------------     -------------
  Net increase (decrease) in capital shares outstanding              (198,869)    $  (5,767,859)         453,498     $  12,183,537
                                                                                  -------------                      -------------
                                                                                  -------------                      -------------
  Shares outstanding at beginning of period                         7,813,950                          7,360,452
                                                                 ------------                       ------------
  Shares outstanding at end of period                               7,615,081                          7,813,950
                                                                 ------------                       ------------
                                                                 ------------                       ------------
  Net assets as of June 30, 1999, are comprised of the following:
  Capital (par value and additional paid-in)                                      $ 152,375,600
  Undistributed net investment income                                                    53,491
  Accumulated net realized gain on investments                                        5,339,247
  Net unrealized appreciation of investments                                         72,065,572
                                                                                  -------------
  Net Assets                                                                      $ 229,833,910
                                                                                  -------------
                                                                                  -------------

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
SM&R EQUITY FUNDS

NOTE 4--CAPITAL STOCK--CONTINUED

SM&R BALANCED FUND
                                                                                   (UNAUDITED)
                                                                                 SIX MONTHS ENDED               YEAR ENDED
                                                                                  JUNE 30, 1999             DECEMBER 31, 1998
                                                                             ------------------------   --------------------------
                                                                               SHARES       AMOUNT        SHARES         AMOUNT
                                                                             ----------   -----------   -----------   ------------
  Sales of capital shares:
    Class T                                                                      47,428   $   927,056       204,284   $  3,794,519
    Class A                                                                      47,497       932,946            --             --
    Class B                                                                      31,656       630,738            --             --
    Class C                                                                          61         1,200            --             --
  Investment income dividends reinvested:
    Class T                                                                      15,442       303,448        33,827        644,627
    Class A                                                                         112         2,187            --             --
    Class B                                                                          62         1,227            --             --
    Class C                                                                          --             6            --             --
  Distributions from net realized gains reinvested:
    Class T                                                                          --            --        50,226        901,681
  Redemptions of capital shares outstanding:
    Class T                                                                    (139,098)   (2,753,398)     (202,186)    (3,822,000)
    Class A                                                                      (2,788)      (54,502)           --             --
    Class B                                                                         (31)         (632)           --             --
    Class C                                                                          --            --            --             --
                                                                             ----------   -----------   -----------   ------------
  Net increase in capital shares outstanding                                        341        (9,724)       86,151   $  1,518,827
                                                                                          -----------                 ------------
                                                                                          -----------                 ------------
  Shares outstanding at beginning of period                                   1,496,411                   1,410,260
                                                                             ----------                 -----------
                                                                             ----------                 -----------
  Shares outstanding at end of period                                         1,496,752                   1,496,411
                                                                             ----------                 -----------
                                                                             ----------                 -----------
  Net assets as of June 30, 1999, are comprised of the following:
  Capital (par value and additional paid-in capital)                                                                  $ 22,522,832
  Accumulated net realized gain on investments                                                                             204,010
  Net unrealized appreciation of investments                                                                             7,518,985
                                                                                                                      ------------
  Net Assets                                                                                                          $ 30,245,827
                                                                                                                      ------------
                                                                                                                      ------------

SM&R EQUITY FUNDS                2450 South Shore Blvd, League City, Texas 77573
--------------------------------------------------------------------------------

                                   DIRECTORS
                               Ralph S. Clifford
                                Paul D. Cummings
                                 Jack T. Currie
                              Michael W. McCroskey
                                 Ira W. Painton
                               Donald P. Stevens
                                Steven H. Stubbs

                                    OFFICERS
                        Michael W. McCroskey, President
             Gordon D. Dixon, Vice President and Portfolio Manager
                Brenda T. Koelemay, Vice President and Treasurer
                        Emerson V. Unger, Vice President
                Teresa E. Axelson, Vice President and Secretary

                         INVESTMENT ADVISOR AND MANAGER
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                                   CUSTODIAN
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                                 LEGAL COUNSEL
                          Greer, Herz & Adams, L.L.P.
                                One Moody Plaza
                             Galveston, Texas 77550

                        UNDERWRITER AND REDEMPTION AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

              TRANSFER AGENT, REGISTRAR AND DIVIDEND PAYING AGENT
                    Securities Management and Research, Inc.
                                 P.O. Box 58969
                           Houston, Texas 77258-8969

                              INDEPENDENT AUDITORS
                           Tait, Weller & Baker, CPA
                            8 Penn Center, Suite 800
                     Philadelphia, Pennsylvania 19103-2108

                                  SM&R EQUITY FUNDS


                            LONG TERM CAPITAL APPRECIATION
                                SM&R Growth Fund, Inc.


                        CURRENT INCOME AND CAPITAL APPRECIATION
                             SM&R Equity Income Fund, Inc.


                           GROWTH AND INCOME WITH LOWER RISK
                                SM&R Balanced Fund, Inc.


                               SM&R INVESTMENTS, INC.


                        CURRENT INCOME AND HIGH DEGREE OF SAFETY
                             SM&R Government Bond Fund


                               CURRENT TAX FREE INCOME
                                 SM&R Tax Free Fund


                        STABILITY, LIQUIDITY AND CURRENT INCOME
                                 SM&R Primary Fund


                        STABILITY, LIQUIDITY AND CURRENT INCOME
                                SM&R Money Market Fund


                                  HOW TO REACH US:

                                SHAREHOLDER SERVICES
                                  (800)231-4639


                                   FUND QUOTES
                                  (800)526-8346 ext.1


                               SALES AND MARKETING
                                 (800)526-8346


                              TO REQUEST A PROSPECTUS
                                  (800)231-4639



                          [LOGO]  SECURITIES MANAGEMENT
                                  AND RESEARCH, INC.
                                  MANAGER & DISTRIBUTOR
                                  ______________________
                                  MEMBER NASD, SIPC


                     2450 South Shore Blvd. - League City, TX  77573
                                  (281)334-2469